Segment Reporting - Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item
Interests
Number of major interests | item	1	2
Revenue	$ 1,822.8	$ 1,113.6
Major Interest One
Interests
Percentage of revenue (as a percent)	13.00%	15.00%
Revenue	$ 232.5	$ 294.1
Major Interest Two
Interests
Percentage of revenue (as a percent)		12.00%